Thrivent Moderate Allocation Fund Expense Example - Thrivent Moderate Allocation Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 555
Expense Example, with Redemption, 3 Years	819
Expense Example, with Redemption, 5 Years	1,102
Expense Example, with Redemption, 10 Years	1,909
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	$ 1,260